SIGNIFICANT ACCOUNTING POLICIES - Schedule of Intangible Assets Amortized Over Their Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Core technology [Member]
Schedule of Intangible Assets Amortized Over Their Estimated Useful Lives [Line Items]
Intangible assets amortized over their estimated useful lives	10 years 9 months
Customer relationships [Member] | Minimum [Member]
Schedule of Intangible Assets Amortized Over Their Estimated Useful Lives [Line Items]
Intangible assets amortized over their estimated useful lives	5 years 9 months
Customer relationships [Member] | Maximum [Member]
Schedule of Intangible Assets Amortized Over Their Estimated Useful Lives [Line Items]
Intangible assets amortized over their estimated useful lives	8 years